Cost of services - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cost of services
Number of employees	6,100	5,800
Depreciation for brazil concession assets	$ 18,764,000	$ 16,502,000	$ 16,870,000
Cost of services, depreciation of leases	$ 3,676,000	$ 3,185,000	$ 2,540,000